TRADE RECEIVABLES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Trade Receivables and Other Current Assets [Abstract]
Trade receivables	$ 532	$ 462
Collateral deposits	150	196
Other short-term receivables	94	65
Income tax receivables	68	37
Short term deposits and advances	60	88
Prepaids and other	56	50
Inventory	32	35
Trade receivables and other current assets, net	$ 992	$ 933
% of trade receivables that is current	89.00%	86.00%